POLITICAL AND ECONOMIC CRISIS IN UKRAINE (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Ukrainian bank
Political And Economic Crisis In Ukraine Line Items
Current accounts and deposits	21,203
JSC Delta Bank
Political And Economic Crisis In Ukraine Line Items
Current accounts and deposits	5,072
Interest on deposits	66